THE COMPANY AND BASIS OF PRESENTATION	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
FINANCIAL STATEMENT DETAILS
THE COMPANY AND BASIS OF PRESENTATION

NOTE 1 — THE COMPANY AND BASIS OF PRESENTATION

Description of Business

Diversey Holdings, Ltd. (hereafter the “Company”, “we”, “us”, and “our”), an exempted company incorporated under the laws of the Cayman Islands with limited liability, was formed on November 3, 2020 for the purpose of completing a public offering and related transactions and in order to carry on the business of Constellation (BC) 2 S.à r.l (“Constellation”) and its indirect wholly-owned operating subsidiaries. The Company serves as a holding company in our corporate structure, and does not engage in any business or other activities other than those incident to its formation.

On March 29, 2021, the Company completed an initial public offering of 46,153,846 ordinary shares at a public offering price of $15.00 per ordinary share (the “IPO”), receiving $654.3 million in net proceeds, after deducting the underwriting discount and offering expenses. On April 9, 2021, the Company issued and sold an additional 5,000,000 ordinary shares pursuant to the underwriters’ partial exercise of their option to purchase additional shares, receiving an incremental $71.4 million in net proceeds, after deducting the underwriting discount and offering expenses. Our ordinary shares trade on The Nasdaq Global Select Market under the ticker symbol “DSEY”.

Prior to the formation of Diversey Holdings, Ltd., the organizational structure consisted of Constellation, which was incorporated on June 30, 2017, and is organized under the laws of Luxembourg as a Société à Responsabilité Limitée for an unlimited period under the direction of Bain Capital, LP (“Bain Capital”). Diamond (BC) B.V., an indirect wholly-owned subsidiary of Constellation, was formed on March 15, 2017 for the purpose of consummating the acquisition of the Diversey Care division and the food hygiene and cleaning business of Sealed Air Corporation (“Sealed Air”) (together, the “Diversey Business”), including certain assets and all the capital stock of certain entities engaged in the Diversey Business (the “Diversey Acquisition”), which acquisition closed on September 6, 2017.

Prior to closing of the IPO, we effected a series of transactions (the “Reorganization Transactions”) pursuant to which:

(i)	Constellation (BC) PoolCo SCA (“Poolco”), an entity incorporated for the purpose of pooling the interests of our employees, directors and officers in Constellation (BC) S.à r.l (“Topco”), a direct subsidiary of Constellation, repurchased shares from certain equity holders in exchange for a note receivable;
(ii)	all other equity holders of Poolco contributed their shares of Poolco to Constellation in exchange for new shares of Constellation; and
(iii)	the equity holders of Constellation, including Bain Capital and the individuals referred to in the foregoing clause (ii), contributed a portion of their shares of Constellation to the Company, and the equity holders referred to in the foregoing clause (i) contributed a portion of their note receivable to the Company, in each case, in exchange for ordinary shares of the Company (in which the Company withheld a portion of the ordinary shares otherwise issuable solely to the extent necessary to satisfy (y) any outstanding loans owned by such employee equity holders and (z) any tax consequences resulting to the equity holders from the repurchase, and the aggregate fair market value of such withheld ordinary shares will be paid by the Company or a subsidiary thereof to satisfy such tax consequence), and the equity holders of Constellation, including Bain Capital and the individuals referred to in the foregoing clause (ii), contributed the remaining portion of their shares of Constellation to one of our subsidiaries, and the equity holders referred to in the foregoing clause (i) contributed the remaining portion of their note receivable to one of our subsidiaries, in each case, in exchange for payments to be made under the Tax Receivable Agreement entered into in connection with the IPO and certain other consideration.

The Reorganization Transactions resulted in the Company becoming the ultimate parent company of Constellation and its subsidiaries, and Bain Capital and all other equity holders of Constellation and Poolco becoming shareholders of the Company. In order to simplify our corporate structure, we expect to merge or liquidate certain of our wholly-owned subsidiaries, including

Constellation, Poolco and Topco, prior to December 31, 2021. The Reorganization Transactions were considered transactions between entities under common control. As a result, the financial statements for periods prior to the IPO and the Reorganization Transactions have been adjusted to combine the previously separate entities for presentation purposes.

Nature of Operations

We are a leading global provider of high performance hygiene, infection prevention, and cleaning solutions for the Institutional and Food & Beverage markets. In addition, we offer a wide range of value added services, including food safety and application training and consulting, as well as auditing of hygiene and water management. Our Institutional business provides solutions serving end-users such as healthcare facilities, food service providers, retail and grocery outlets, educational institutions, hospitality establishments, and building service contractors. Our Food & Beverage business provides solutions serving manufacturers in the brewing, beverage, dairy, processed foods, pharmaceutical, and agricultural markets. Although our cleaning products represent only a small portion of our customers’ total cleaning costs, they are typically viewed as being non-discretionary because they can have a meaningful impact on the efficacy of food safety, operational excellence, and sustainability. The COVID-19 pandemic has further reinforced the essential nature of our solutions and increased hygiene, infection prevention, and cleaning standards across all markets.

The product range of Diversey®-branded solutions includes fully integrated lines of products and dispensing systems for hard surface cleaning, disinfecting and sanitizing, hand washing, deodorizing, mechanical and manual ware washing, hard surface and carpeted floor cleaning systems, cleaning tools and utensils, fabric care for professional laundry applications comprising detergents, stain removers, bleaches and a broad range of dispensing equipment for process control and management information systems. Floor care machines are commercialized under the well-established Taski® brand.

We are globally operated with manufacturing facilities, sales centers, administrative offices and warehouses located throughout the world, and we have a global team of approximately 8,600 employees as of September 30, 2021.

Basis of Presentation

Our Condensed Consolidated Financial Statements include all of the accounts of the Company and our subsidiaries. These Condensed Consolidated Financial Statements reflect our financial position, results of operations, cash flows and changes in stockholders’ equity in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). All intercompany accounts and transactions have been eliminated. All amounts are in US Dollar denominated millions, except per share amounts and unless otherwise noted, and are approximate due to rounding.

The accompanying unaudited financial statements have been prepared in accordance with U.S. GAAP for interim financial information and with the rules and regulations of the Securities and Exchange Commission (“SEC”). Accordingly, they do not include all of the information and notes required by U.S. GAAP for complete annual financial statements. In the opinion of management, the accompanying unaudited financial statements include all adjustments (consisting of normal recurring accruals) considered necessary for a fair presentation. Interim results are not necessarily indicative of the results that may be expected for the full year. The accompanying unaudited interim financial statements should be read in conjunction with the annual audited financial statements of the Company and notes thereto for the year ended December 31, 2020 included in the Company’s Prospectus dated March 24, 2021 filed with the SEC in connection with the IPO.

NOTE 1 — GENERAL AND DESCRIPTION OF BUSINESS

Description of Business

Diversey Holdings, Ltd. (hereafter the “Company”, “we,” “us,” and “our”), an exempted company incorporated under the laws of the Cayman Islands with limited liability, was formed on November 3, 2020 for the purpose of completing a public offering and related transactions and in order to carry on the business of Constellation (BC) 2 S.à r.l (“Constellation”) and its indirect wholly-owned operating subsidiaries. The Company serves as a holding company in our corporate structure, and does not engage in any business or other activities other than those incident to its formation.

On March 29, 2021, the Company completed an initial public offering of 46,153,846 ordinary shares at a public offering price of $15.00 per ordinary share (the “IPO”), receiving $654.3 million in net proceeds, after deducting the underwriting discount and offering expenses. On April 9, 2021, the Company issued and sold an additional 5,000,000 ordinary shares pursuant to the underwriters’ partial exercise of their option to purchase additional shares, receiving an incremental $71.4 million in net proceeds, after deducting the underwriting discount and offering expenses. Our ordinary shares trade on The Nasdaq Global Select Market under the ticker symbol “DSEY”.

Prior to the formation of Diversey Holdings, Ltd., the organizational structure consisted of Constellation, which was incorporated on June 30, 2017, and is organized under the laws of Luxembourg as a Société à Responsabilité Limitée for an unlimited period under the direction of Bain Capital, LP (“Bain Capital”). Diamond (BC) B.V., an indirect wholly-owned subsidiary of Constellation, was formed on March 15, 2017 for the purpose of consummating the acquisition of the Diversey Care division and the food hygiene and cleaning business of Sealed Air Corporation (“Sealed Air”) (together, the “Diversey Business”), including certain assets and all the capital stock of certain entities engaged in the Diversey Business (the “Diversey Acquisition”), which acquisition closed on September 6, 2017.

Prior to closing of the IPO, we effected a series of transactions (the “Reorganization Transactions”) pursuant to which:

(i)Constellation (BC) PoolCo SCA (“Poolco”), an entity incorporated for the purpose of pooling the interests of our employees, directors and officers in Constellation (BC) S.à r.l (“Topco”), a direct subsidiary of Constellation, repurchased shares from certain equity holders in exchange for a note receivable;
(ii)all other equity holders of Poolco contributed their shares of Poolco to Constellation in exchange for new shares of Constellation; and
(iii)the equity holders of Constellation, including Bain Capital and the individuals referred to in the foregoing clause (ii), contributed a portion of their shares of Constellation to the Company, and the equity holders referred to in the foregoing clause (i) contributed a portion of their note receivable to the Company, in each case, in exchange for ordinary shares of the Company (in which the Company withheld a portion of the ordinary shares otherwise issuable solely to the extent necessary to satisfy (y) any outstanding loans owned by such employee equity holders and (z) any tax consequences resulting to the equity holders from the repurchase, and the aggregate fair market value of such withheld ordinary shares will be paid by the Company or a subsidiary thereof to satisfy such tax consequence), and the equity holders of Constellation, including Bain Capital and the individuals referred to in the foregoing clause (ii), contributed the remaining portion of their shares of Constellation to one of our subsidiaries, and the equity holders referred to in the foregoing clause (i) contributed the remaining portion of their note receivable to one of our subsidiaries, in each case, in exchange for payments to be made under the Tax Receivable Agreement entered into in connection with the IPO and certain other consideration.

The Reorganization Transactions resulted in the Company becoming the ultimate parent company of Constellation and its subsidiaries, and Bain Capital and all other equity holders of Constellation and Poolco becoming shareholders of the Company. In order to simplify our corporate structure, we expect to merge or liquidate certain of our wholly-owned subsidiaries, including Constellation, Poolco and Topco prior to December 31, 2021. The Reorganization Transactions were considered transactions between entities under common control. As a result, the financial statements for periods prior to the IPO and the Reorganization Transactions have been adjusted to combine the previously separate entities for presentation purposes.

Nature of Operations

We are a leading global provider of high performance hygiene, infection prevention, and cleaning solutions for the Institutional and Food & Beverage markets. In addition, we offer a wide range of value added services, including food safety and application training and consulting, as well as auditing of hygiene and water management. Our Institutional business provides solutions serving end-users such as healthcare facilities, food service providers, retail and grocery outlets, educational institutions, hospitality establishments, and building service contractors. Our Food & Beverage business provides solutions serving manufacturers in the brewing, beverage, dairy, processed foods, pharmaceutical, and agricultural markets. Although our cleaning products represent only a small portion of our customers’ total cleaning costs, they are typically viewed as being non discretionary because they can have a meaningful impact on the efficacy of food safety, operational excellence, and sustainability. The COVID-19 pandemic has further reinforced the essential nature of our solutions and increased hygiene, infection prevention, and cleaning standards across all markets.

The product range of Diversey®-branded solutions includes fully integrated lines of products and dispensing systems for hard surface cleaning, disinfecting and sanitizing, hand washing, deodorizing, mechanical and manual ware washing, hard surface and carpeted floor cleaning systems, cleaning tools and utensils, fabric care for professional laundry applications comprising detergents, stain removers, bleaches and a broad range of dispensing equipment for process control and management information systems. Floor care machines are commercialized under the well-established Taski® brand.

We are globally operated with manufacturing facilities, sales centers, administrative offices and warehouses located throughout the world, and we have a global team of approximately 8,500 employees as of December 31, 2020.